CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - Diamond eagle acquisition - $ / shares	Mar. 31, 2020	Dec. 31, 2019	May 10, 2019	Mar. 31, 2019
Share price		$ 10.00	$ 12.00
Number of warrants issued		6,333,334
Price per warrant	$ 1.50	$ 1.50
Common Stock | Class A common stock
Share price		10.00
Common Stock | Class B common stock
Share price		$ 0.002		$ 0.002